Income taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes - Deferred tax assets
Deferred tax assets	$ 97,211	$ 79,222	$ 32,191
Deferred tax liabilities	(5,155)	(8,406)	(6,438)
Net deferred tax assets / (liabilities)	92,056	70,817	25,753
Unused tax losses for which no deferred tax asset recognized	783,300	756,100	789,600
Temporary differences and unused tax losses
Income taxes - Deferred tax assets
Deferred tax assets	196,100	189,300	203,800
Accruals and allowances
Income taxes - Deferred tax assets
Deferred tax assets	13,189	8,884	2,858
Net deferred tax assets / (liabilities)	13,189	8,884	2,858
Income tax benefit from excess tax deductions related to share-based payments
Income taxes - Deferred tax assets
Deferred tax assets	23,310	26,887	26,026
Net deferred tax assets / (liabilities)	23,310	26,887	26,026
Profit in inventory
Income taxes - Deferred tax assets
Deferred tax assets	52,026	29,711	3,305
Net deferred tax assets / (liabilities)	52,026	29,711	3,305
Other tax carryforwards
Income taxes - Deferred tax assets
Deferred tax assets	6,339
Net deferred tax assets / (liabilities)	6,339
R&D capitalized expense
Income taxes - Deferred tax assets
Deferred tax assets		11,316
Net deferred tax assets / (liabilities)		11,316
Property, plant and equipment
Income taxes - Deferred tax assets
Deferred tax assets	2,136	856	532
Deferred tax liabilities	(1,550)	(549)	(740)
Net deferred tax assets / (liabilities)	586	307	(208)
Intangible assets
Income taxes - Deferred tax assets
Deferred tax liabilities		(3,430)	(2,714)
Net deferred tax assets / (liabilities)		(3,430)	(2,714)
Non-current fixed assets
Income taxes - Deferred tax assets
Deferred tax liabilities	(5,155)	(4,975)	(3,725)
Net deferred tax assets / (liabilities)	(5,155)	(4,975)	(3,725)
Netting by taxable entity
Income taxes - Deferred tax assets
Deferred tax assets	1,550	549	740
Deferred tax liabilities	(1,549)	(549)	(740)
Net deferred tax assets / (liabilities)	1
Other
Income taxes - Deferred tax assets
Deferred tax assets	1,760	2,117	210
Net deferred tax assets / (liabilities)	1,760	2,117	210
Carried forward Netherlands
Income taxes - Deferred tax assets
Unused tax losses for which no deferred tax asset recognized	33,200	35,400	24,900
Belgium
Income taxes - Deferred tax assets
Unrecognized deferred tax asset on IID	163,700	107,200	53,400
IID carry-forwarded	654,900	428,800	213,600
Belgium | Argenx BV
Income taxes - Deferred tax assets
Unused tax losses for which no deferred tax asset recognized	750,100	720,700	764,700
Unrecognized Deferred tax asset on future amortizations on intellectual property	106,300	112,200
Unrecognized deferred tax asset on excess depreciation on R&D	$ 278,200	$ 204,700	$ 166,300